Long-Term Debt - Summary of Long-Term Debt (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
2014 Credit Facility [Member]
Debt Instrument [Line Items]
Long term debt instrument, discount	$ 67.2
Tranche B Term Loans [Member]
Debt Instrument [Line Items]
Long term debt instrument, discount		$ 6.7
2011 Discount Notes [Member]
Debt Instrument [Line Items]
Long term debt instrument, discount		$ 126.0